Non-hedging activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (42,293)	$ (15,033)	$ (19,534)
Forward Contracts [Member] | Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(41,837)	(15,791)	(12,485)
Interest Rate Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(1,382)	(910)	(6,468)
Credit Default Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0	(2,599)
Foreign Exchange Forward [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	23	10	25
Foreign Exchange Forward [Member] | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	3	3	(4)
Equity Swap [Member] | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(20)	1,247	1,209
Embedded Derivative Financial Instruments [Member] | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 920	$ 408	$ 788